UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, Feb 13, 2006
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $75,897
List of Other Included Managers:
No. 13F File Number Name





Issuer
Cusip
Value
Prn Amt
Sh
Dscret
Managers
Sole
Shared
None
ALTRIA GROUPCOM
02209S103
2673
35778
Sh
SOLE

35,778
0
0
ANHEUSER-BUSCOM
35229103
1900
44225
Sh
SOLE

44,225
0
0
AT&T, INC   COM
00206R102
1573
64250
Sh
SOLE

64,250
0
0
BANK OF AMERCOM
60505104
855
18537
Sh
SOLE

18,537
0
0
BERKSHIRE HACOM
84670207
1975
673
Sh
SOLE

673
0
0
BP PLC ADR  COM
55622104
217
3376
Sh
SOLE

3,376
0
0
CHEVRON CORPCOM
1.67E+08
306
5382
Sh
SOLE

5,382
0
0
CINCINNATI FCOM
1.72E+08
2213
49540
Sh
SOLE

49,540
0
0
CITIGROUP INCOM
1.73E+08
2230
45948
Sh
SOLE

45,948
0
0
COCA-COLA COCOM
1.91E+08
1973
48944
Sh
SOLE

48,944
0
0
COLGATE-PALMCOM
1.94E+08
1342
24475
Sh
SOLE

24,475
0
0
CONOCOPHILLICOM
20825C104
1175
20200
Sh
SOLE

20,200
0
0
DEVON ENERGYCONV
25179MAA1
213
185000
Prn
SOLE

185,00
0
0
DU PONT (EI)COM
2.64E+08
1553
36531
Sh
SOLE

36,531
0
0
ELI LILLY & COM
5.32E+08
2111
37301
Sh
SOLE

37,301
0
0
EXXON MOBIL COM
30213G102
3407
60652
Sh
SOLE

60,652
0
0
FANNIE MAE  COM
3.14E+08
1062
21752
Sh
SOLE

21,752
0
0
FIFTH THIRD COM
3.17E+08
2256
59798
Sh
SOLE

59,798
0
0
FREDDIE MAC COM
3.13E+08
201
3075
Sh
SOLE

3,075
0
0
GENERAL ELECCOM
3.7E+08
3879
110676
Sh
SOLE

110,67
0
0
GENERAL MILLCOM
3.7E+08
538
10907
Sh
SOLE

10,907
0
0
HEWLETT-PACKCOM
4.28E+08
635
22165
Sh
SOLE

22,165
0
0
ILLINOIS TOOCOM
4.52E+08
1678
19068
Sh
SOLE

19,068
0
0
INTEL CORP  COM
4.58E+08
1824
73075
Sh
SOLE

73,075
0
0
INTL BUSINESCOM
4.59E+08
1230
14959
Sh
SOLE

14,959
0
0
JOHNSON & JOCOM
4.78E+08
2861
47610
Sh
SOLE

47,610
0
0
KIMBERLY-CLACOM
4.94E+08
1995
33446
Sh
SOLE

33,446
0
0
MEDTRONIC INCOM
5.85E+08
2000
34734
Sh
SOLE

34,734
0
0
MERCK & CO ICOM
5.89E+08
1559
49004
Sh
SOLE

49,004
0
0
MICROSOFT COCOM
5.95E+08
1636
62555
Sh
SOLE

62,555
0
0
NEW PLAN EXCCOM
6.48E+08
1357
58522
Sh
SOLE

58,522
0
0
NEW YORK COMCOM
6.49E+08
366
22150
Sh
SOLE

22,150
0
0
PEPSICO INC COM
7.13E+08
3317
56147
Sh
SOLE

56,147
0
0
PFIZER INC  COM
7.17E+08
617
26467
Sh
SOLE

26,467
0
0
PROCTER & GACOM
7.43E+08
3521
60837
Sh
SOLE

60,837
0
0
ROCHE HOLDINCOM
7.71E+08
479
6400
Sh
SOLE

6,400
0
0
ROYAL DUTCH COM
7.8E+08
1841
29946
Sh
SOLE

29,946
0
0
T ROWE PRICECOM
74144T108
2021
28060
Sh
SOLE

28,060
0
0
TARGET CORP COM
########
1536
27935
Sh
SOLE

27,935
0
0
TEXAS INSTRUCOM
8.83E+08
1505
46920
Sh
SOLE

46,920
0
0
TIME WARNER COM
8.87E+08
573
32842
Sh
SOLE

32,842
0
0
TRIBUNE CO  COM
8.96E+08
450
14872
Sh
SOLE

14,872
0
0
UNITED PARCECOM
9.11E+08
2075
27605
Sh
SOLE

27,605
0
0
UNITED TECHNCOM
9.13E+08
1896
33912
Sh
SOLE

33,912
0
0
VERIZON COMMCOM
92343V104
1104
36663
Sh
SOLE

36,663
0
0
VIACOM INC  COM
9.26E+08
2031
62306
Sh
SOLE

62,306
0
0
WALGREEN CO COM
9.31E+08
650
14695
Sh
SOLE

14,695
0
0
WAL-MART STOCOM
9.31E+08
1489
31827
Sh
SOLE

31,827
0
0
